Subsequent events (Details)									1 Months Ended				12 Months Ended
	Oct. 28, 2025 USD ($)	Aug. 31, 2025 USD ($)	Aug. 08, 2025	Mar. 17, 2025 shares	Oct. 29, 2024 shares	Sep. 22, 2023 shares	Aug. 22, 2023 shares	Aug. 04, 2023 shares	Aug. 31, 2025 USD ($) shares	Jul. 31, 2025 USD ($) shares	May 31, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Jul. 31, 2024	Jul. 08, 2024 USD ($)
Issuance of shares [Abstract]
Number of shares issued (in shares) | shares					9,176	2,549	6,372	9,176
Reverse stock split [Abstract]
Reverse stock split ratio													0.0152934
Devvio Inc. [Member] | Amended Strategic Partnership Agreement [Member]
Amendment to Strategic Partnership Agreement with Devvio [Abstract]
Minimum advance of royalty to be paid, 2025														$ 1,000,000
Minimum advance of royalty to be paid 2026														1,270,000
Minimum advance of royalty to be paid 2027														$ 1,270,000
Helena Global Investment Opportunities I Ltd [Member]
Issuance of shares [Abstract]
Number of shares issued (in shares) | shares				16,666						350,500	334,600	160,600
Gross proceeds										$ 1,794,694	$ 1,051,857	$ 481,530
Subsequent Event [Member]
Reverse stock split [Abstract]
Reverse stock split ratio			0.1
Subsequent Event [Member] | Devvio Inc. [Member] | Amended Strategic Partnership Agreement [Member]
Amendment to Strategic Partnership Agreement with Devvio [Abstract]
Minimum advance of royalty to be paid, 2025	$ 1,000,000
Minimum advance of royalty to be paid 2026	1,270,000
Minimum advance of royalty to be paid 2027	$ 1,270,000
Number of trading days used to calculate volume-weighted average price	10 days
Percentage of warrants exercisable	25.00%
Warrant term	3 years
Subsequent Event [Member] | Crypto Strategy Convertible Debt [Member]
Reverse stock split [Abstract]
Repayments of convertible debt		$ 189,152
Subsequent Event [Member] | Helena Global Investment Opportunities I Ltd [Member]
Issuance of shares [Abstract]
Number of shares issued (in shares) | shares									300,000
Gross proceeds									$ 756,607